Average Annual Total Returns - Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares - BlackRock LifePath Dynamic 2030 Fund	Apr. 30, 2021
LifePath Dynamic 2030 Fund Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	12.98%
5 Years	9.96%
10 Years	8.03%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.96%
5 Years	15.60%
10 Years	14.01%
Investor A Shares
Average Annual Return:
1 Year	6.87%
5 Years	9.02%
10 Years	7.20%
Institutional Shares
Average Annual Return:
1 Year	13.05%
5 Years	10.48%
10 Years	8.05%
Institutional Shares | After Taxes on Distributions
Average Annual Return:
1 Year	11.52%
5 Years	7.79%
10 Years	5.64%
Institutional Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.98%
5 Years	7.23%
10 Years	5.56%
Class R Shares
Average Annual Return:
1 Year	12.58%
5 Years	9.98%
10 Years	7.53%
Investor C Shares
Average Annual Return:
1 Year	11.00%
5 Years	9.34%
10 Years	7.11%